Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Nature Of Business And Significant Accounting Policies Tables
Schedules of Concentration of Revenue

Customers whose revenues exceeded 10% of our total revenues for 2013 and 2012, respectively, are listed below:

Customer Name	2013	2012

Nordmann, Rassmann	74%	59%
Schnucks Markets, Inc.	*	14%
Next Group Brazil	12%	-
East Midlands Trains Limited	-	17%

*Below 10% threshold for applicable period

Our product line revenues for 2013 and 2012 have not been significant. See the table below for a breakdown of our product line revenues:

	2013		2012
FPS Product	$	%	$	%

DiesoLiFTTM 10	$55,763	8%	$107,210	32%

PerfoLiFT BD-Series	633,931	90%	209,394	62%

Other	14,495	2%	18,492	6%

Total revenues	$704,189	100%	$335,096	100%

Net revenues related to shipments into various foreign countries were $640,004 and $279,470  during 2013 and 2012, respectively. The following table breaks out net revenues by foreign country:

Country	2013	2012

Brazil	$88,361	$-
China	-	-
Czech. Republic	139,640	63,513
Cyprus	12,175	5,028
France	14,495	18,492
Germany	310,649	135,357
Romania	68,631	-
United Kingdom	6,053	57,080
	$640,004	$279,470